Fair Value Measurements (Details) - Rice Acquisition Corp. [Member] - USD ($)	1 Months Ended
	Oct. 26, 2020	Dec. 31, 2020
Fair Value Measurements (Details) [Line Items]
Assets held in trust		$ 237,307,717
Proceeds received, description	(i) the sale of Units (which is inclusive of one share of Class A ordinary shares and one-half of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of Class B ordinary shares, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A ordinary shares subject to possible redemption, Class A ordinary shares and Class B ordinary shares based on their relative fair values at the initial measurement date. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.
Fair value per warrants (in Dollars per share)		$ 1.00
Fair value of warrant		$ 14,400,000
Public Warrant [Member]
Fair Value Measurements (Details) [Line Items]
Fair value per warrants (in Dollars per share)	$ 1.22	$ 2.20
Fair value of warrant	$ 14,400,000	$ 27,000,000.0
Private Placement [Member]
Fair Value Measurements (Details) [Line Items]
Fair value per warrants (in Dollars per share)	$ 1.24	$ 2.30
Fair value of warrant	$ 8,400,000	$ 15,500,000
Issuance of warrant	$ 1,654,000